Offerings - Offering: 1	Oct. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,445,214,726.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 337,684.16
Offering Note
*
Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of: (i) 155,567,271 issued and outstanding shares of common stock, par value $0.001 per share, of 89bio, Inc. (the “
Company
”), multiplied by $14.73, which is the average of the high and low prices reported by the Nasdaq Global Market on September 24, 2025 (which, for the purposes of calculating the filing fee only, shall be referred to as the “
Reference Price
”); (ii) 11,910,932 shares of Company common stock subject to outstanding Company stock options, multiplied by $3.56, which is the difference between the Reference Price and $11.17 (the weighted average exercise price of such Company stock options); (iii) 1,868,560 shares of Company common stock subject to outstanding Company restricted stock unit awards, multiplied by the Reference Price; (iv) 305,000 shares of Company common stock subject to outstanding Company performance stock unit awards, multiplied by the Reference Price; (v) 4,728,204 shares of Company common stock underlying warrants, multiplied by $14.00, which is the difference between the Reference Price and $0.73 (the weighted average exercise price of such shares of Company common stock underlying such warrants); (vi) 1,112,546 shares of Company common stock subject to issuance upon the exercise of the lender’s conversion rights under the Company’s outstanding term loan facility, multiplied by $11.24, which is the weighted average conversion price of such shares of Company common stock subject to such issuance; and (vii) 40,020 shares of Company common stock estimated to be subject to outstanding purchase rights under the Company’s 2019 Employee Stock Purchase Plan, multiplied by the Reference Price. The calculation of the filing fee is based on information provided by the Company as of September 24, 2025, the most recent practicable date.

**
The filing fee was calculated in accordance with Rule
0-11
under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory for Fiscal Year 2026, effective October 1, 2025, issued August 25, 2025, by multiplying the transaction value by 0.00013810.